Expense Example, No Redemption - FidelityTotalInternationalEquityFund-AMCIZPRO - FidelityTotalInternationalEquityFund-AMCIZPRO - Fidelity Total International Equity Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Total International Equity Fund - Class C
Expense Example, No Redemption:
1 Year	$ 208
3 Years	655
5 Years	1,130
10 Years	2,256
Fidelity Advisor Total International Equity Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	836
5 Years	1,196
10 Years	2,206
Fidelity Advisor Total International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	339
5 Years	592
10 Years	1,314
Fidelity Advisor Total International Equity Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	977
5 Years	1,277
10 Years	2,128
Fidelity Advisor Total International Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	296
5 Years	519
10 Years	$ 1,160